PROVISION FOR EMPLOYEE BENEFITS -Movement in equity-settled share-based payment awards (Details)	12 Months Ended
	Dec. 31, 2025 TRY (₺) shares	Dec. 31, 2024 TRY (₺) shares
PROVISION FOR EMPLOYEE BENEFITS
Beginning balance, number	2,486,954
Ending balance, number	619,248	2,486,954
Equity-settled share-based payments
PROVISION FOR EMPLOYEE BENEFITS
Beginning balance, number	2,486,954	2,835,380
Units granted, number		2,367,881
Units vested, number	(982,837)	(2,632,362)
Units forfeited (vested), number	(95,697)	(83,945)
Units modified to cash-settled, number	(1,408,420)
Ending balance, number		2,486,954
Beginning balance, weighted average grant date fair value | ₺	₺ 579.24	₺ 425.06
Units granted, weighted average grant date fair value | ₺		128.72
Units vested, weighted average grant date fair value | ₺	77.61	89.41
Units forfeited (vested), weighted average grant date fair value | ₺	21.95	57.81
Units modified to cash-settled, weighted average grant date fair value | ₺	₺ 1,077
Ending balance, weighted average grant date fair value | ₺		₺ 579.24